Short-Term Investments - Short-Term Investments Measured at Fair Value on Recurring Basis (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 26,159
Unrealized Gains	1
Unrealized Losses	(15)
Fair Value	$ 26,145
Government Sponsored Entities
Schedule Of Available For Sale Securities [Line Items]
Maturity (in years)	2 years or less
Amortized Cost	$ 13,317
Unrealized Gains	1
Unrealized Losses	(2)
Fair Value	$ 13,316
Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Maturity (in years)	2 years or less
Amortized Cost	$ 8,946
Unrealized Losses	(13)
Fair Value	$ 8,933
Commercial Paper
Schedule Of Available For Sale Securities [Line Items]
Maturity (in years)	1 year or less
Amortized Cost	$ 3,896
Fair Value	$ 3,896